Schedule of Investments (unaudited)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	1,437	$ 1,085,639
Boeing Co. (The)(a)	14,471	3,210,247
Curtiss-Wright Corp.	735	360,312
General Dynamics Corp.	4,717	1,469,864
General Electric Co.	20,793	5,636,566
HEICO Corp.	822	268,629
HEICO Corp., Class A	1,503	387,909
Howmet Aerospace, Inc.	7,514	1,350,792
L3Harris Technologies, Inc.	3,645	1,001,719
Lockheed Martin Corp.	3,882	1,634,244
Northrop Grumman Corp.	2,806	1,617,968
RTX Corp.	25,803	4,065,779
Textron, Inc.	3,493	271,651
TransDigm Group, Inc.	1,034	1,663,148
		24,024,467
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	2,580	299,899
FedEx Corp.	4,365	975,534
United Parcel Service, Inc., Class B	14,166	1,220,543
		2,495,976
Automobile Components — 0.0%
Aptiv PLC(a)	4,389	301,261
Automobiles — 1.7%
Ford Motor Co.	76,345	845,139
General Motors Co.	18,702	997,565
Rivian Automotive, Inc., Class A(a)(b)	14,754	189,884
Tesla, Inc.(a)	54,268	16,729,196
		18,761,784
Banks — 3.5%
Bank of America Corp.	132,629	6,269,373
Citigroup, Inc.	36,472	3,417,427
Citizens Financial Group, Inc.	8,468	404,093
East West Bancorp, Inc.	2,669	267,567
Fifth Third Bancorp	13,096	544,401
First Citizens BancShares, Inc., Class A	199	396,957
Huntington Bancshares, Inc.	27,819	457,066
JPMorgan Chase & Co.	54,167	16,046,432
KeyCorp	18,240	326,861
M&T Bank Corp.	3,210	605,727
PNC Financial Services Group, Inc. (The)	7,690	1,463,176
Regions Financial Corp.	16,613	420,807
Truist Financial Corp.	25,378	1,109,273
U.S. Bancorp	30,120	1,354,195
Wells Fargo & Co.	63,845	5,147,822
		38,231,177
Beverages — 1.0%
Brown-Forman Corp., Class A	926	26,521
Brown-Forman Corp., Class B, NVS	5,688	164,099
Coca-Cola Co. (The)	75,691	5,138,662
Constellation Brands, Inc., Class A	2,975	496,944
Keurig Dr. Pepper, Inc.	23,530	768,254
Monster Beverage Corp.(a)	13,199	775,441
PepsiCo, Inc.	26,635	3,673,499
Primo Brands Corp., Class A	3,978	109,833
		11,153,253
Biotechnology — 1.7%
AbbVie, Inc.	34,259	6,475,636
Alnylam Pharmaceuticals, Inc.(a)	2,487	975,501
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	10,448	$ 3,083,205
Biogen, Inc.(a)	2,791	357,248
BioMarin Pharmaceutical, Inc.(a)	3,655	211,442
Gilead Sciences, Inc.	24,140	2,710,681
Incyte Corp.(a)	3,161	236,727
Insmed, Inc.(a)	3,483	373,656
Natera, Inc.(a)	2,543	339,897
Regeneron Pharmaceuticals, Inc.	2,004	1,093,102
Summit Therapeutics, Inc.(a)(b)	2,165	57,091
United Therapeutics Corp.(a)	800	219,760
Vertex Pharmaceuticals, Inc.(a)	4,986	2,277,954
		18,411,900
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	187,835	43,974,052
Coupang, Inc., Class A(a)	23,739	698,639
eBay, Inc.	9,030	828,502
MercadoLibre, Inc.(a)	913	2,167,362
		47,668,555
Building Products — 0.6%
Allegion PLC	1,702	282,396
Builders FirstSource, Inc.(a)	2,207	280,576
Carlisle Cos., Inc.	836	296,538
Carrier Global Corp.	15,781	1,082,892
Johnson Controls International PLC	12,829	1,347,045
Lennox International, Inc.	635	386,715
Masco Corp.	4,085	278,311
Owens Corning	1,653	230,478
Trane Technologies PLC	4,341	1,901,705
		6,086,656
Capital Markets — 3.6%
Ameriprise Financial, Inc.	1,857	962,279
Ares Management Corp., Class A	3,932	729,504
Bank of New York Mellon Corp. (The)	13,374	1,356,792
BlackRock, Inc.(c)	2,693	2,978,485
Blackstone, Inc., Class A	14,171	2,451,016
Blue Owl Capital, Inc., Class A	11,163	216,004
Carlyle Group, Inc. (The)	4,265	258,715
Charles Schwab Corp. (The)	32,980	3,223,135
CME Group, Inc., Class A	6,966	1,938,499
Coinbase Global, Inc., Class A(a)	3,890	1,469,486
FactSet Research Systems, Inc.	748	301,369
Goldman Sachs Group, Inc. (The)	6,061	4,385,679
Interactive Brokers Group, Inc., Class A	8,394	550,311
Intercontinental Exchange, Inc.	11,115	2,054,385
KKR & Co., Inc., Class A	12,912	1,892,641
LPL Financial Holdings, Inc.	1,541	609,820
Moody’s Corp.	3,035	1,565,241
Morgan Stanley	24,096	3,432,716
Morningstar, Inc.	501	138,507
MSCI, Inc., Class A	1,450	813,972
Nasdaq, Inc.	7,467	718,475
Northern Trust Corp.	3,825	497,250
Raymond James Financial, Inc.	3,370	563,228
Robinhood Markets, Inc., Class A(a)	14,179	1,461,146
S&P Global, Inc.	5,983	3,297,231
State Street Corp.	5,632	629,376
T Rowe Price Group, Inc.	4,187	424,771
Tradeweb Markets, Inc., Class A	2,236	309,798
		39,229,831
Chemicals — 1.1%
Air Products & Chemicals, Inc.	4,317	1,242,778

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
CF Industries Holdings, Inc.	3,202	$ 297,242
Corteva, Inc.	13,346	962,647
Dow, Inc.	13,449	313,227
DuPont de Nemours, Inc.	8,057	579,298
Ecolab, Inc.	4,940	1,293,094
International Flavors & Fragrances, Inc.	4,939	350,817
Linde PLC	9,204	4,236,233
LyondellBasell Industries NV, Class A	5,008	290,114
PPG Industries, Inc.	4,398	463,989
RPM International, Inc.	2,492	292,586
Sherwin-Williams Co. (The)	4,508	1,491,607
Westlake Corp.	686	54,400
		11,868,032
Commercial Services & Supplies — 0.5%
Cintas Corp.	6,695	1,489,972
Clean Harbors, Inc.(a)	987	232,745
Copart, Inc.(a)	16,277	737,836
Republic Services, Inc.	3,974	916,603
Rollins, Inc.	5,699	326,382
Veralto Corp.	4,560	478,025
Waste Management, Inc.	7,145	1,637,348
		5,818,911
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	19,988	2,462,922
Cisco Systems, Inc.	76,987	5,241,275
F5, Inc.(a)	1,148	359,806
Motorola Solutions, Inc.	3,248	1,425,807
		9,489,810
Construction & Engineering — 0.2%
AECOM	2,478	279,370
Comfort Systems U.S.A., Inc.	688	483,870
EMCOR Group, Inc.	859	539,014
Quanta Services, Inc.	2,813	1,142,444
		2,444,698
Construction Materials — 0.2%
CRH PLC	13,096	1,250,013
Martin Marietta Materials, Inc.	1,174	674,909
Vulcan Materials Co.	2,561	703,430
		2,628,352
Consumer Finance — 0.6%
American Express Co.	10,669	3,193,338
Capital One Financial Corp.	12,297	2,643,855
SoFi Technologies, Inc.(a)	20,857	470,951
Synchrony Financial	7,518	523,779
		6,831,923
Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)	2,247	237,957
Casey’s General Stores, Inc.	705	366,692
Costco Wholesale Corp.	8,611	8,091,240
Dollar General Corp.	4,247	445,510
Dollar Tree, Inc.(a)(b)	3,972	451,021
Kroger Co. (The)	11,893	833,699
Performance Food Group Co.(a)	3,012	302,405
Sprouts Farmers Market, Inc.(a)	1,924	291,563
Sysco Corp.	9,432	750,787
Target Corp.	8,840	888,420
U.S. Foods Holding Corp.(a)	4,424	368,652
Walmart, Inc.	83,993	8,229,634
		21,257,580
Security	Shares	Value
Containers & Packaging — 0.2%
Amcor PLC	43,982	$ 411,232
Avery Dennison Corp.	1,548	259,708
Ball Corp.	5,181	296,664
International Paper Co.	10,018	468,241
Packaging Corp. of America	1,718	332,862
Smurfit WestRock PLC	9,999	443,756
		2,212,463
Distributors — 0.0%
Genuine Parts Co.	2,709	349,136
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	753	260,952
Service Corp. International	2,837	216,492
		477,444
Diversified REITs — 0.0%
WP Carey, Inc.	4,224	271,012
Diversified Telecommunication Services — 0.7%
AT&T Inc.	139,003	3,810,072
Verizon Communications, Inc.	81,445	3,482,588
		7,292,660
Electric Utilities — 1.5%
Alliant Energy Corp.	4,960	322,450
American Electric Power Co., Inc.	9,976	1,128,685
Constellation Energy Corp.	6,044	2,102,345
Duke Energy Corp.	14,928	1,815,842
Edison International	7,352	383,186
Entergy Corp.	8,622	779,687
Evergy, Inc.	4,427	313,432
Eversource Energy	6,803	449,678
Exelon Corp.	19,556	878,847
FirstEnergy Corp.	10,052	429,321
NextEra Energy, Inc.	39,708	2,821,651
NRG Energy, Inc.	3,892	650,742
PG&E Corp.	42,205	591,714
PPL Corp.	13,664	487,668
Southern Co. (The)	21,155	1,998,724
Xcel Energy, Inc.	11,220	823,997
		15,977,969
Electrical Equipment — 1.0%
AMETEK, Inc.	4,436	819,995
Eaton Corp. PLC	7,656	2,945,416
Emerson Electric Co.	10,973	1,596,681
GE Vernova, Inc.	5,305	3,502,839
Hubbell, Inc.	1,030	450,604
Rockwell Automation, Inc.	2,222	781,500
Vertiv Holdings Co., Class A	7,255	1,056,328
		11,153,363
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	23,331	2,484,985
CDW Corp.	2,599	453,214
Corning, Inc.	14,594	922,925
Flex Ltd.(a)	7,089	353,528
Jabil, Inc.	1,931	430,941
Keysight Technologies, Inc.(a)	3,329	545,656
TE Connectivity PLC	5,797	1,192,733
Teledyne Technologies, Inc.(a)	907	499,775
Trimble, Inc.(a)	4,619	387,488
Zebra Technologies Corp., Class A(a)	976	330,883
		7,602,128

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	19,038	$ 857,662
Halliburton Co.	16,962	379,949
Schlumberger NV	28,763	972,189
		2,209,800
Entertainment — 1.7%
Electronic Arts, Inc.	4,638	707,249
Liberty Media Corp. - Liberty Formula One, Class A(a)	481	43,348
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,072	408,625
Live Nation Entertainment, Inc.(a)	2,778	410,311
Netflix, Inc.(a)	8,293	9,614,904
ROBLOX Corp., Class A(a)(b)	11,662	1,606,907
Take-Two Interactive Software, Inc.(a)	3,262	726,545
TKO Group Holdings, Inc., Class A	1,322	222,109
Walt Disney Co. (The)	35,022	4,171,470
Warner Bros Discovery, Inc., Class A(a)	44,048	580,112
		18,491,580
Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)	5,152	353,221
Apollo Global Management, Inc.	8,610	1,251,205
Berkshire Hathaway, Inc., Class B(a)(b)	35,671	16,832,431
Block, Inc., Class A(a)	10,869	839,739
Corpay, Inc.(a)	1,314	424,488
Equitable Holdings, Inc.	5,820	298,857
Fidelity National Information Services, Inc.	10,175	807,997
Fiserv, Inc.(a)	10,727	1,490,409
Global Payments, Inc.	4,724	377,684
Jack Henry & Associates, Inc.	1,449	246,062
Mastercard, Inc., Class A	15,898	9,005,740
PayPal Holdings, Inc.(a)	19,059	1,310,497
Toast, Inc., Class A(a)	9,595	468,620
Visa, Inc., Class A	33,419	11,545,262
		45,252,212
Food Products — 0.5%
Archer-Daniels-Midland Co.	8,784	475,917
Conagra Brands, Inc.	9,200	167,992
General Mills, Inc.	10,598	519,090
Hershey Co. (The)	2,845	529,540
Hormel Foods Corp.	5,689	159,804
J M Smucker Co. (The)	2,028	217,685
Kellanova	5,279	421,423
Kraft Heinz Co. (The)	16,963	465,804
McCormick & Co., Inc., NVS	4,894	345,663
Mondelez International, Inc., Class A	25,100	1,623,719
Pilgrim’s Pride Corp.	801	37,959
Tyson Foods, Inc., Class A	5,419	283,414
		5,248,010
Gas Utilities — 0.1%
Atmos Energy Corp.	3,066	478,051
Ground Transportation — 0.9%
CSX Corp.	36,390	1,293,301
JB Hunt Transport Services, Inc.	1,609	231,776
Norfolk Southern Corp.	4,370	1,214,860
Old Dominion Freight Line, Inc.	3,450	514,912
Uber Technologies, Inc.(a)	40,712	3,572,478
Union Pacific Corp.	11,564	2,566,861
XPO, Inc.(a)(b)	2,244	269,931
		9,664,119
Security	Shares	Value
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	33,678	$ 4,249,827
Align Technology, Inc.(a)	1,431	184,613
Baxter International, Inc.	9,910	215,642
Becton Dickinson & Co.	5,602	998,556
Boston Scientific Corp.(a)	28,520	2,992,318
Cooper Cos., Inc. (The)(a)	3,798	268,481
Dexcom, Inc.(a)	7,517	607,148
Edwards Lifesciences Corp.(a)	11,280	894,617
GE HealthCare Technologies, Inc.	8,804	627,901
Hologic, Inc.(a)	4,317	288,462
IDEXX Laboratories, Inc.(a)	1,556	831,386
Insulet Corp.(a)	1,349	389,052
Intuitive Surgical, Inc.(a)	6,867	3,303,645
Medtronic PLC	24,860	2,243,366
ResMed, Inc.	2,833	770,406
Solventum Corp.(a)	2,669	190,460
STERIS PLC	1,840	416,742
Stryker Corp.	7,026	2,759,321
Zimmer Biomet Holdings, Inc.	3,838	351,753
		22,583,696
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	4,738	735,432
Cencora, Inc.	3,544	1,013,868
Centene Corp.(a)	9,082	236,768
Cigna Group (The)	5,125	1,370,323
CVS Health Corp.	24,221	1,504,124
Elevance Health, Inc.	4,371	1,237,343
HCA Healthcare, Inc.	3,388	1,199,318
Humana, Inc.	2,316	578,699
Labcorp Holdings, Inc.	1,640	426,531
McKesson Corp.	2,429	1,684,609
Molina Healthcare, Inc.(a)	1,038	163,869
Quest Diagnostics, Inc.	2,152	360,266
Tenet Healthcare Corp.(a)	1,866	300,948
UnitedHealth Group, Inc.	17,614	4,395,750
		15,207,848
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,996	228,984
Healthpeak Properties, Inc.	13,661	231,417
Ventas, Inc.	8,063	541,672
Welltower, Inc.	12,562	2,073,610
		3,075,683
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,901	824,464
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	8,124	1,075,699
Booking Holdings, Inc.	635	3,495,078
Carnival Corp.(a)	20,929	623,056
Chipotle Mexican Grill, Inc.(a)	26,068	1,117,796
Darden Restaurants, Inc.	2,258	455,371
Domino’s Pizza, Inc.	611	283,021
DoorDash, Inc., Class A(a)	6,998	1,751,249
DraftKings, Inc., Class A(a)	9,529	429,186
Expedia Group, Inc.	2,371	427,302
Flutter Entertainment PLC(a)	3,212	970,859
Hilton Worldwide Holdings, Inc.	4,511	1,209,309
Las Vegas Sands Corp.	7,290	381,996
Marriott International, Inc., Class A	4,414	1,164,546
McDonald’s Corp.	13,881	4,165,272
Royal Caribbean Cruises Ltd.	4,846	1,540,398

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	21,998	$ 1,961,342
Yum! Brands, Inc.	5,428	782,446
		21,833,926
Household Durables — 0.3%
DR Horton, Inc.	5,340	762,765
Garmin Ltd.	3,134	685,594
Lennar Corp., Class A	4,394	492,919
Lennar Corp., Class B	158	16,934
NVR, Inc.(a)	55	415,222
PulteGroup, Inc.	3,940	444,905
Somnigroup International, Inc.	3,615	261,654
		3,079,993
Household Products — 0.9%
Church & Dwight Co., Inc.	4,823	452,253
Clorox Co. (The)	2,421	303,981
Colgate-Palmolive Co.	15,831	1,327,429
Kimberly-Clark Corp.	6,416	799,562
Procter & Gamble Co. (The)	45,493	6,845,331
		9,728,556
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	6,529	1,361,558
Industrial Conglomerates — 0.4%
3M Co.	10,488	1,565,019
Honeywell International, Inc.	12,459	2,770,259
		4,335,278
Industrial REITs — 0.2%
Prologis, Inc.	17,928	1,914,352
Insurance — 1.9%
Aflac, Inc.	9,636	957,433
Allstate Corp. (The)	5,131	1,042,876
American International Group, Inc.	11,219	870,931
Aon PLC, Class A	4,178	1,486,156
Arch Capital Group Ltd.	7,165	616,620
Arthur J. Gallagher & Co.	4,928	1,415,568
Brown & Brown, Inc.	5,439	496,961
Chubb Ltd.	7,218	1,920,277
Cincinnati Financial Corp.	2,994	441,645
Erie Indemnity Co., Class A, NVS	490	174,558
Everest Group Ltd.	834	280,057
Fidelity National Financial, Inc., Class A	4,936	278,538
Hartford Insurance Group, Inc. (The)	5,548	690,116
Loews Corp.	3,440	311,458
Markel Group, Inc.(a)	231	463,915
Marsh & McLennan Cos., Inc.	9,576	1,907,539
MetLife, Inc.	11,073	840,994
Principal Financial Group, Inc.	4,340	337,782
Progressive Corp. (The)	11,322	2,740,377
Prudential Financial, Inc.	6,844	708,902
Reinsurance Group of America, Inc.	1,276	245,566
RenaissanceRe Holdings Ltd.	891	217,172
Travelers Cos., Inc. (The)	4,411	1,147,919
Unum Group	3,168	227,494
W. R. Berkley Corp.	5,564	382,859
Willis Towers Watson PLC	1,840	581,090
		20,784,803
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	113,115	21,706,769
Alphabet, Inc., Class C, NVS	99,348	19,160,255
Meta Platforms, Inc., Class A	42,466	32,844,903
Security	Shares	Value
Interactive Media & Services (continued)
Pinterest, Inc., Class A(a)	11,479	$ 443,090
Reddit, Inc., Class A(a)(b)	2,290	367,751
Snap, Inc., Class A, NVS(a)(b)	20,838	196,502
		74,719,270
IT Services — 1.3%
Accenture PLC, Class A	12,093	3,230,040
Akamai Technologies, Inc.(a)	2,896	220,994
Cloudflare, Inc., Class A(a)	5,985	1,242,965
Cognizant Technology Solutions Corp., Class A	9,551	685,380
CoreWeave, Inc., Class A(a)(b)	727	82,973
Gartner, Inc.(a)	1,486	503,234
GoDaddy, Inc., Class A(a)	2,750	444,345
International Business Machines Corp.	17,915	4,535,182
MongoDB, Inc., Class A(a)	1,545	367,540
Okta, Inc., Class A(a)	3,250	317,850
Snowflake, Inc., Class A(a)	6,313	1,410,955
Twilio, Inc., Class A(a)	2,833	365,457
VeriSign, Inc.	1,543	414,866
		13,821,781
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	5,506	632,144
Danaher Corp.	12,383	2,441,432
Illumina, Inc.(a)	3,077	316,039
IQVIA Holdings, Inc.(a)	3,383	628,764
Mettler-Toledo International, Inc.(a)	413	509,510
Revvity, Inc.	2,364	207,796
Thermo Fisher Scientific, Inc.	7,315	3,421,079
Waters Corp.(a)	1,148	331,497
West Pharmaceutical Services, Inc.	1,405	336,160
		8,824,421
Machinery — 1.5%
Caterpillar, Inc.	9,286	4,067,454
CNH Industrial NV	17,487	226,631
Cummins, Inc.	2,664	979,340
Deere & Co.	4,835	2,535,329
Dover Corp.	2,648	479,659
Fortive Corp.	6,553	314,085
Graco, Inc.	3,256	273,439
IDEX Corp.	1,393	227,769
Illinois Tool Works, Inc.	5,717	1,463,381
Ingersoll Rand, Inc.	7,793	659,521
Otis Worldwide Corp.	7,646	655,186
PACCAR, Inc.	9,984	986,020
Parker-Hannifin Corp.	2,391	1,749,973
Pentair PLC	3,133	320,193
Snap-on, Inc.	1,014	325,687
Westinghouse Air Brake Technologies Corp.	3,312	636,070
Xylem, Inc.	4,663	674,363
		16,574,100
Media — 0.4%
Charter Communications, Inc., Class A(a)	1,872	504,242
Comcast Corp., Class A	72,147	2,397,445
Fox Corp., Class A, NVS	4,192	233,746
Fox Corp., Class B	2,643	135,163
Liberty Broadband Corp., Class A(a)	327	19,990
Liberty Broadband Corp., Class C, NVS(a)	2,029	124,418
News Corp., Class A, NVS	7,334	215,033
News Corp., Class B	1,972	65,904

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Omnicom Group, Inc.	3,785	$ 272,709
Trade Desk, Inc. (The), Class A(a)	8,758	761,596
		4,730,246
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	27,122	1,091,389
Newmont Corp.	21,538	1,337,510
Nucor Corp.	4,475	640,238
Reliance, Inc.	1,017	295,062
Southern Copper Corp.	1,766	166,287
Steel Dynamics, Inc.	2,741	349,642
		3,880,128
Multi-Utilities — 0.6%
Ameren Corp.	5,239	529,820
CenterPoint Energy, Inc.	12,738	494,489
CMS Energy Corp.	5,795	427,671
Consolidated Edison, Inc.	6,842	708,147
Dominion Energy, Inc.	16,510	965,010
DTE Energy Co.	3,995	552,948
NiSource, Inc.	9,012	382,559
Public Service Enterprise Group, Inc.	9,592	861,266
Sempra	12,628	1,031,455
WEC Energy Group, Inc.	5,964	650,553
		6,603,918
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	4,332	1,021,832
Chevron Corp.	37,055	5,619,020
ConocoPhillips	24,626	2,347,843
Coterra Energy, Inc.	14,847	362,118
Devon Energy Corp.	11,852	393,723
Diamondback Energy, Inc.	3,647	542,163
EOG Resources, Inc.	10,662	1,279,653
EQT Corp.	11,403	612,911
Expand Energy Corp.	4,408	461,870
Exxon Mobil Corp.	84,068	9,385,352
Kinder Morgan, Inc.	38,056	1,067,851
Marathon Petroleum Corp.	6,046	1,028,969
Occidental Petroleum Corp.	12,683	557,291
ONEOK, Inc.	12,027	987,537
Phillips 66	7,956	983,203
Targa Resources Corp.	4,165	693,098
Texas Pacific Land Corp.	374	362,081
Valero Energy Corp.	6,111	839,101
Williams Cos., Inc. (The)	23,527	1,410,444
		29,956,060
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,650	673,106
Southwest Airlines Co.	9,934	307,259
United Airlines Holdings, Inc.(a)	6,273	553,969
		1,534,334
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,498	419,843
Kenvue, Inc.	33,556	719,441
		1,139,284
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	39,420	1,707,280
Eli Lilly & Co.	15,530	11,493,287
Johnson & Johnson	46,704	7,694,017
Merck & Co., Inc.	49,091	3,834,989
Pfizer, Inc.	109,780	2,556,776
Security	Shares	Value
Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	6,804	$ 250,387
Zoetis, Inc., Class A	8,644	1,260,209
		28,796,945
Professional Services — 0.7%
Automatic Data Processing, Inc.	7,898	2,444,431
Booz Allen Hamilton Holding Corp., Class A	2,365	253,835
Broadridge Financial Solutions, Inc.	2,260	559,373
Equifax, Inc.	2,379	571,507
Jacobs Solutions, Inc.	2,447	347,156
Leidos Holdings, Inc.	2,339	373,421
Paychex, Inc.	6,270	904,949
Paycom Software, Inc.	999	231,309
SS&C Technologies Holdings, Inc.	4,119	352,092
TransUnion	3,732	355,249
Verisk Analytics, Inc.	2,717	757,255
		7,150,577
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	5,834	908,587
CoStar Group, Inc.(a)(b)	7,711	734,010
Zillow Group, Inc., Class A(a)(b)	1,057	81,125
Zillow Group, Inc., Class C, NVS(a)	3,257	259,094
		1,982,816
Residential REITs — 0.3%
American Homes 4 Rent, Class A	6,119	212,268
AvalonBay Communities, Inc.	2,651	493,828
Camden Property Trust	2,148	234,562
Equity LifeStyle Properties, Inc.	3,703	221,884
Equity Residential	6,621	418,447
Essex Property Trust, Inc.	1,189	309,354
Invitation Homes, Inc.	11,037	338,284
Mid-America Apartment Communities, Inc.	2,233	318,046
Sun Communities, Inc.	2,299	285,145
UDR, Inc.	5,773	226,821
		3,058,639
Retail REITs — 0.2%
Kimco Realty Corp.	12,964	275,226
Realty Income Corp.	17,274	969,589
Regency Centers Corp.	3,255	232,407
Simon Property Group, Inc.	6,286	1,029,584
		2,506,806
Semiconductors & Semiconductor Equipment — 12.8%
Advanced Micro Devices, Inc.(a)	31,374	5,531,550
Analog Devices, Inc.	9,617	2,160,267
Applied Materials, Inc.	15,725	2,831,443
Broadcom, Inc.	89,169	26,188,935
Entegris, Inc.	2,891	226,828
First Solar, Inc.(a)	1,969	344,043
Intel Corp.	84,501	1,673,120
KLA Corp.	2,574	2,262,623
Lam Research Corp.	24,915	2,362,939
Marvell Technology, Inc.	16,742	1,345,555
Microchip Technology, Inc.	10,479	708,276
Micron Technology, Inc.	21,460	2,342,144
Monolithic Power Systems, Inc.	901	640,827
NVIDIA Corp.	457,570	81,387,976
NXP Semiconductors NV	4,754	1,016,263
ON Semiconductor Corp.(a)	8,280	466,661
QUALCOMM, Inc.	21,427	3,144,626

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	3,121	$ 335,289
Texas Instruments, Inc.	17,673	3,199,873
		138,169,238
Software — 12.0%
Adobe, Inc.(a)	8,285	2,963,462
AppLovin Corp., Class A(a)	4,519	1,765,573
Atlassian Corp., Class A(a)	3,134	601,039
Autodesk, Inc.(a)	4,124	1,250,026
Bentley Systems, Inc., Class B	2,581	149,646
Cadence Design Systems, Inc.(a)	5,300	1,932,221
Crowdstrike Holdings, Inc., Class A(a)	4,640	2,109,205
Datadog, Inc., Class A(a)	5,785	809,784
Docusign, Inc.(a)	3,922	296,660
Dynatrace, Inc.(a)	5,757	302,876
Fair Isaac Corp.(a)	458	658,018
Fortinet, Inc.(a)	12,591	1,257,841
Gen Digital, Inc.	11,052	325,923
Guidewire Software, Inc.(a)	1,596	361,047
HubSpot, Inc.(a)	960	498,864
Intuit, Inc.	5,423	4,257,760
Microsoft Corp.	144,178	76,918,963
MicroStrategy, Inc., Class A(a)(b)	4,977	2,000,057
Nutanix, Inc., Class A(a)	4,977	374,121
Oracle Corp.	31,471	7,986,396
Palantir Technologies, Inc., Class A(a)	41,344	6,546,822
Palo Alto Networks, Inc.(a)(b)	12,802	2,222,427
PTC, Inc.(a)(b)	2,321	498,574
Roper Technologies, Inc.	2,068	1,138,227
Salesforce, Inc.	17,969	4,641,932
ServiceNow, Inc.(a)	4,010	3,781,911
Synopsys, Inc.(a)	3,572	2,262,755
Tyler Technologies, Inc.(a)	830	485,185
Workday, Inc., Class A(a)	4,184	959,726
Zoom Communications, Inc., Class A(a)	4,665	345,443
Zscaler, Inc.(a)	1,845	526,858
		130,229,342
Specialized REITs — 0.8%
American Tower Corp.	9,053	1,886,555
Crown Castle, Inc.	7,996	840,300
Digital Realty Trust, Inc.	6,101	1,076,460
Equinix, Inc.	1,897	1,489,467
Extra Space Storage, Inc.	3,962	532,334
Gaming & Leisure Properties, Inc.	5,027	229,131
Iron Mountain, Inc.	5,767	561,475
Public Storage	3,077	836,759
SBA Communications Corp.	2,087	468,991
VICI Properties, Inc.	20,368	663,997
Weyerhaeuser Co.	13,405	335,795
		8,921,264
Specialty Retail — 1.8%
AutoZone, Inc.(a)	325	1,224,724
Best Buy Co., Inc.	3,778	245,797
Burlington Stores, Inc.(a)	1,226	334,649
Carvana Co., Class A(a)	2,536	989,471
Home Depot, Inc. (The)	19,253	7,075,670
Lowe’s Cos., Inc.	10,849	2,425,511
O’Reilly Automotive, Inc.(a)	16,415	1,613,923
Ross Stores, Inc.	6,300	860,202
TJX Cos., Inc. (The)	21,825	2,717,867
Tractor Supply Co.	9,856	561,299
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	894	$ 460,419
Williams-Sonoma, Inc.	2,407	450,229
		18,959,761
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	291,016	60,406,191
Dell Technologies, Inc., Class C	5,714	758,191
Hewlett Packard Enterprise Co.	25,696	531,650
HP, Inc.	18,143	449,946
NetApp, Inc.	4,016	418,186
Pure Storage, Inc., Class A(a)	5,919	352,299
Seagate Technology Holdings PLC	3,962	622,074
Super Micro Computer, Inc.(a)(b)	10,217	602,497
Western Digital Corp.	6,632	521,872
		64,662,906
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	2,964	314,688
Lululemon Athletica, Inc.(a)	2,058	412,691
NIKE, Inc., Class B	22,598	1,687,844
Tapestry, Inc.	4,005	432,660
		2,847,883
Tobacco — 0.6%
Altria Group, Inc.	32,867	2,035,782
Philip Morris International, Inc.	30,046	4,929,046
		6,964,828
Trading Companies & Distributors — 0.4%
Fastenal Co.	22,110	1,019,934
Ferguson Enterprises, Inc.	3,894	869,647
United Rentals, Inc.	1,269	1,120,451
Watsco, Inc.	672	302,991
WW Grainger, Inc.	879	913,756
		4,226,779
Water Utilities — 0.1%
American Water Works Co., Inc.	3,772	528,985
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,960	2,136,154
Total Long-Term Investments — 99.8% (Cost: $718,400,096)		1,081,040,735
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	20,024,608	20,032,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,886,128	1,886,128
Total Short-Term Securities — 2.0% (Cost: $21,917,724)		21,918,746
Total Investments — 101.8% (Cost: $740,317,820)		1,102,959,481
Liabilities in Excess of Other Assets — (1.8)%		(19,339,369)
Net Assets — 100.0%		$ 1,083,620,112

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 7,199,567	$ 12,832,913 (a)	$ —	$ 460	$ (322)	$ 20,032,618	20,024,608	$ 16,133 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,903,827	—	(17,699)(a)	—	—	1,886,128	1,886,128	19,270	—
BlackRock, Inc.	2,533,415	92,509	(163,765)	33,101	483,225	2,978,485	2,693	14,380	—
				$ 33,561	$ 482,903	$ 24,897,231		$ 49,783	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	09/19/25	$ 2,550	$ 60,980
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar U.S. Equity ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,081,040,735	$ —	$ —	$ 1,081,040,735
Short-Term Securities
Money Market Funds	21,918,746	—	—	21,918,746
	$ 1,102,959,481	$ —	$ —	$ 1,102,959,481
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 60,980	$ —	$ —	$ 60,980

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust